Registration No. 2-64233
(under the Securities Act
of 1933)
Registration No. 811-2918
(under the Investment
Company Act of 1940)

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	( )

Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 56	( X )

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	( )

Amendment No. 57	( X )

(Check appropriate box or boxes)

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (859) 254-7741

THOMAS P. DUPREE, SR.

Dupree & Company, Inc.

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

(check appropriate box)

X	immediately upon filing pursuant to paragraph (b)

on pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a) (1)

on                     pursuant to paragraph (a) (1)

75 days after filing pursuant to paragraph (a) (2)

on pursuant to paragraph (a) (2)

of rule 485

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DECLARATION REQUIRED BY RULE 24f-2(a)(1)

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant’s fiscal year ended June 30, 2012 was filed on August 16, 2012

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on this the 5th day of November, 2012.

DUPREE MUTUAL FUNDS

By	/S/ Thomas P. Dupree, Sr

Thomas P. Dupree, Sr.

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 56 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/S/ Thomas P. Dupree, Sr. Thomas P. Dupree, Sr.	President (Principal Executive Officer)	11/05/12

/S/ Michelle M. Dragoo Michelle M. Dragoo	Vice President, Secretary and Treasurer	11/05/12

/S/ William A. Combs, Jr. William A. Combs, Jr.	Trustee, Chairman	11/05/12

/S/ James C. Baughman, Jr. James C. Baughman, Jr.	Trustee	11/05/12

/S/ C. Timothy Cone C. Timothy Cone	Trustee	11/05/12

/S/ Ann Rosenstein Giles Ann Rosenstein Giles	Trustee	11/05/12

/S/ Marc A. Mathews Marc A. Mathews	Trustee	11/05/12

/S/ Lucy A. Breathitt Lucy A. Breathitt	Trustee	11/05/12

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	SBRL Taxonomy Extension Presentation Linkbase